INVESTMENT SECURITIES - Investments in equity securities at fair value through OCI (Details) - Investments in equity instruments designated at fair value through other comprehensive income [member] - Equity investments [member] - Investment securities at fair value [member] - COP ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Cost	$ 597,035	$ 594,578
Unrealized Gain	836,645	561,580
Unrealized Losses	(12,377)	(38,809)
Fair Value	1,421,303	1,117,349
Colombia, Pesos
Disclosure of financial assets [line items]
Cost	546,822	585,351
Unrealized Gain	832,222	121,018
Unrealized Losses	(2,799)	(33,137)
Fair Value	1,376,245	673,232
Foreign currency [member]
Disclosure of financial assets [line items]
Cost	50,213	9,227
Unrealized Gain	4,423	440,562
Unrealized Losses	(9,578)	(5,672)
Fair Value	$ 45,058	$ 444,117